Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 40	$ 18
Cost of revenue	33	8
Gross profit	7	10
Other operating income	1,172	1,285
Operating expenses
Research and development	5,802	8,199
Selling, general and administrative	5,071	8,069
Transaction expenses		1,329
Total operating expenses	10,873	17,597
Operating Loss	(9,694)	(16,302)
Non-operating income/(expense)
Loss on foreign currency transactions	(1,782)	(808)
Interest expense		(19)
Interest income	5	3
Total non-operating expense	(1,777)	(824)
Loss before income taxes	(11,471)	(17,126)
Income tax expense	(24)
Net loss	(11,495)	(17,126)
Other comprehensive gain/(loss)
Foreign currency translation gain	880	117
Total comprehensive loss	$ (10,615)	$ (17,009)
Basic net loss per common share	$ (0.40)	$ (0.68)
Diluted net loss per common share	$ (0.40)	$ (0.68)
Basic weighted average shares outstanding	28,861,789	25,233,384
Diluted weighted average shares outstanding	28,861,789.00	25,233,384.00